Consolidated Statement of Profit or Loss and Other Comprehensive Income - GBP (£) £ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021 [2]	Dec. 31, 2020
Continuing operations
Revenue	[1]	£ 1,248,591	£ 655,423	£ 162,208
Cost of sales		(1,228,324)	(632,114)	(165,082)
Gross profit/(loss)		20,267	23,309	(2,874)
Marketing expenses		(62,596)	(63,165)	(36,110)
Selling and distribution expenses		(96,246)	(54,172)	(17,693)
Administrative expenses		(529,907)	(218,855)	(42,358)
Loss from operations		(668,482)	(312,883)	(99,035)
Finance income		2,111	232	486
Finance expense		(53,339)	(4,663)	(1,298)
Other income and expenses	[3]	194,236	(214,140)
Loss before tax		(525,474)	(531,454)	(99,847)
Tax credit		7,352	2,162	969
Loss for the year from continuing operations		(518,122)	(529,292)	(98,878)
Discontinued operations
Loss after tax from discontinued operations		(185,762)	(14,217)	(3,809)
Loss for the year		(703,884)	(543,509)	(102,687)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods
Exchange differences on translation of foreign operations		6,449	(1,577)
Total comprehensive loss for the year		£ (697,435)	£ (545,086)	£ (102,687)
Earnings per share:
Basic loss per ordinary share (in Pounds per share)	[4]	£ (18.48)	£ (16.27)	£ (3.99)
Diluted loss per ordinary share (in Pounds per share)	[4]	(18.48)	(16.27)	(3.99)
Earnings per share from continuing operations:
Basic loss per ordinary share from continuing operations (in Pounds per share)	[4]	(13.61)	(15.85)	(3.84)
Diluted loss per ordinary share from continuing operations (in Pounds per share)	[4]	£ (13.61)	£ (15.85)	£ (3.84)

[1]	Revenue excludes £1.9 million of sales in 2022 where Cazoo sold vehicles as an agent for third parties and only the net commission received from those sales is recorded within revenue (2021: £17.4 million, 2020: £nil).
[2]	The 2021 reporting period has been restated to show the EU segment as a discontinued operation.
[3]	Other income and expenses includes fair value movement in the Convertible Notes and embedded derivative, fair value movement in the warrants and foreign exchange movements.
[4]	The basic and diluted loss per ordinary share has been adjusted retrospectively for the reverse stock split which became effective on February 8, 2023. Refer to Note 28 for further details.